Litigation, regulatory and similar matters (Tables)	12 Months Ended
Dec. 31, 2019
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and in Corporate Center[1]
USD million	Global Wealth Manage-ment	Personal & Corporate Banking	Asset Manage-ment	Investment Bank	Corporate Center	Total 2019	Total 2018
Balance at the beginning of the year	1,003	117	0	269	1,438	2,827	2,508
Increase in provisions recognized in the income statement	188	1	0	60	10	258	905
Release of provisions recognized in the income statement	(49)	0	0	(6)	(27)	(81)	(220)
Provisions used in conformity with designated purpose	(350)	(4)	0	(66)	(97)	(518)	(350)
Foreign currency translation / unwind of discount	(10)	(1)	0	(2)	0	(12)	(16)
Balance at the end of the year	782	113	0	255	1,325	2,475	2,827
1 Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3, item 4 and item 7) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.

UBS AG
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and in Corporate Center[1]
USD million	Global Wealth Manage-ment	Personal & Corporate Banking	Asset Manage-ment	Investment Bank	Corporate Center	Total 2019	Total 2018
Balance at the beginning of the year	1,003	117	0	269	1,438	2,827	2,508
Increase in provisions recognized in the income statement	188	1	0	60	10	258	905
Release of provisions recognized in the income statement	(49)	0	0	(6)	(27)	(81)	(220)
Provisions used in conformity with designated purpose	(350)	(4)	0	(66)	(97)	(518)	(350)
Foreign currency translation / unwind of discount	(10)	(1)	0	(2)	0	(12)	(16)
Balance at the end of the year	782	113	0	255	1,325	2,475	2,827
1 Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3, item 4 and item 7) and Corporate Center (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Corporate Center.